Equity, Warrants Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Warrants issued and outstanding [Abstract]
Number (in shares)	15,160,001	0
Warrants [Member]
Warrants issued and outstanding [Abstract]
Number (in shares)	171,554	7,837,639	2,882,222
Weighted average remaining contractual life	13 months 11 days
Public Offering Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 13.36	$ 4.50
Number (in shares)	9,477	2,222,222
Weighted average remaining contractual life	23 months	33 months
Expiration date	Sep. 17, 2023	Sep. 10, 2023
Bought Deal Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 6.25	$ 1.80
Number (in shares)	19,440	5,453,526
Weighted average remaining contractual life	18 months	12 months
Expiration date	Jun. 15, 2023	Dec. 25, 2021
Private Placement Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 6.25	$ 1.45
Number (in shares)	124,570	162,161
Weighted average remaining contractual life	13 months	18 months
Expiration date	Jan. 13, 2023	Jun. 25, 2022
Broker Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 1.45	$ 2.56
Number (in shares)	18,067	7,837,639
Weighted average remaining contractual life	6 months	18 months
Expiration date	Jun. 25, 2022